OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Small & Mid Cap Strategies Fund

(the “Fund”)

Supplement dated April 27, 2022 to the
Prospectus dated March 1, 2022, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2022, as supplemented.

Importance Notice Regarding Portfolio Managers and Sub-Advisers

Old Westbury Small & Mid Cap Strategies Fund

Effective immediately, Mr. Harry Gakidis will no longer serve as a member of the portfolio management team of the portion of the Fund managed by Acadian Asset Management LLC.

Accordingly, effective immediately:

•	All references and information regarding Mr. Harry Gakidis are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP042722	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Small & Mid Cap Strategies Fund

(the “Fund”)

Supplement dated April 27, 2022 to the
Statement of Additional Information (“SAI”) dated March 1, 2022, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated March 1, 2022, as supplemented.

Importance Notice Regarding Portfolio Managers and Sub-Advisers

Old Westbury Small & Mid Cap Strategies Fund

Effective immediately, Mr. Harry Gakidis will no longer serve as a member of the portfolio management team of the portion of the Fund managed by Acadian Asset Management LLC.

Accordingly, effective immediately:

•	All references and information regarding Mr. Harry Gakidis are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE